Right-of-use assets	12 Months Ended
Jun. 30, 2022
Right-of-use assets [Abstract]
Right-of-use assets
Note 15.  Right-of-use assets
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Non-current assets
Land and buildings – right-of-use asset	1,309	1,051
Less: Accumulated depreciation	(56)	(8)
	1,253	1,043

Prepaid hosting fees right-of-use asset	-	431
Less: Accumulated depreciation	-	(70)
	-	361

	1,253	1,404

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Prepaid hosting fees	Land and buildings	Total
Consolidated	US$’000	US$’000	US$’000

Balance as at 1 July 2020	397	-	397
Additions	-	1,038	1,038
Exchange differences	-	12	12
Depreciation (note 6)	(36)	(7)	(43)

Balance as at 30 June 2021	361	1,043	1,404
Additions	-	298	298
Disposals	(185)	-	(185)
Exchange differences	-	(38)	(38)
Impairment of assets	(167)	-	(167)
Depreciation (note 6)	(9)	(50)	(59)

Balance as at 30 June 2022	-	1,253	1,253

The prepaid hosting fee right-of-use asset for a facility based in USA has been impaired as the Group is focused on executing its strategy to build, own and operate data centers.  The contract was terminated during the year ended 30 June 2022.

The land right-of-use asset represents a 30-year lease of a site in Prince George, British Columbia, Canada, as well as a 3-year lease of a corporate office in Sydney, Australia.

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less, and leases of low value assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.